Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid and Other Current Assets [Abstract]
Summary of prepaid and other current assets
	December 31, 2013	December 31, 2012
Prepaid consulting fees	$23,493	$181,849
Prepaid compensation	256,171	311,090
Receivable from Target	--	34,475
Short term storage and utility deposits	42,187	--
Sundry prepaid expenses and other current assets	75,829	43,695
Subtotal	397,680	571,109
Less: non current portion	(126,005)	(213,797)
Prepaid and other current assets	$271,675	$357,312